STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
OPERATING ACTIVITIES
Net Loss	$ (2,148,857)	$ (396,376)	$ (17,452,513)	$ (1,537,275)	$ (19,149,805)	$ (21,298,662)
Adjustments to reconcile net loss to net cash From Operating Activities:
Impairment of Oil and Natural Gas Properties	1,676,548		15,120,574		15,120,574	16,797,122
Depreciation	6,558		7,217		16,123	22,681
Stock issued for services	221,472		160,000	1,350,000	1,510,000	1,731,472
Changes in operating assets and liabilities:
(Increase)/Decrease in Prepaid Expenses	(228,449)	128,818	323,859	(329,373)	(5,514)	(233,963)
(Increase) in Other Assets			(18,760)		(18,760)	(18,760)
Increase/(Decrease) in Accounts Payable	19,130	2,976	15,250	31,189	46,981	66,111
Increase/(Decrease) in Related Party Payable	(123,621)	(31,183)	322,418	29,563	364,624	241,003
Increase/(Decrease) in Accrued Interest	67,464		94,986		94,986	162,450
Increase/(Decrease) in Accrued Liabilities	22,500		45,000	(100)	45,000	67,500
Net Cash From Operating Activities	(487,255)	(295,765)	(1,381,969)	(455,996)	(1,975,791)	(2,463,046)
INVESTING ACTIVITIES
Exploration Costs	(1,577,738)		(6,388,319)		(6,388,319)	(7,966,057)
Purchase of equipment	(14,804)		(77,405)		(84,811)	(99,615)
Net Cash From Investing Activities	(1,592,542)	0	(6,465,724)		(6,473,130)	(8,065,672)
FINANCING ACTIVITIES
Restricted Cash	(189)		(2,500,317)		(2,500,317)	(2,500,506)
Proceeds for stock issuance	5,154,333		3,535,200	791,500	4,559,437	9,713,770
Proceeds for loan from shareholders			6,700,000		6,741,769	6,741,769
Payments on Note Payable	(20,475)					(20,475)
Payment on loans from shareholders	(20,000)				(41,769)	(61,769)
Net Cash From Financing Activities	5,113,669		7,734,883	791,500	8,759,120	13,872,789
Net Increase/(Decrease) in cash	3,033,872	(295,765)	(112,810)	335,504	310,199	3,344,071
Beginning Cash Balance	310,199	423,009	423,009
Ending Cash Balance	3,344,071	127,244	310,199	423,009	310,199	3,344,071
Supplemental Schedule of Cash Flow Activities
Cash paid for income taxes			125		925	925
Cash paid for interest	912			60	11,356	12,268
Related party debt forgiveness					11,023	11,023
Property contributed by shareholder					1,500	1,500
Stock issued for prepaid services				550,000	550,000	550,000
Shares issued upon conversion of note payable			1,200,000		1,200,000
Purchase of Developmental Capital Expenditures Through Issuance of Common Stock			2,435,167		2,435,167
Included in Accrued Expenses			6,051,130		6,051,130
Included in Accounts Payable			109,458		109,458
Noncash Or Part Noncash Acquisition Related Party Payables			136,500		136,500
Stock Issued on Settlement of Related Party Note	180,000					1,380,000
Prepaid Asset Financed by Note Payable	114,748					114,748
Settlement of Accrued Expenses through Stock Issuance	$ 112,500					$ 112,500